Trade payables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade payables
38	Trade payables

Ageing analysis of trade payables based on transaction date is set out below:

	2018	2017
	RMB million	RMB million
Within 1 month	406	465
More than 1 month but less than 3 months	829	533
More than 3 months but less than 6 months	476	497
More than 6 months but less than 1 year	423	443
More than 1 year	175	187

	2,309	2,125

As at December 31, 2018, the fair value of trade payables approximate their carrying amount.

The carrying amounts of the Group’s trade payables are denominated in the following currencies:

	2018	2017
	RMB million	RMB million
Renminbi	1,910	1,832
USD	376	209
Others	23	84

	2,309	2,125